Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Bank borrowings	¥ 30,000	¥ 30,000
Current portion of long-term borrowings	1,540	6,880
Short-term borrowing	¥ 31,540	¥ 36,880